Share-based Compensation - Summary of Share Based Compensation Stock Options Activity Outstanding (Detail) - Share-based Payment Arrangement, Option [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Schedule Of Share Based Compensation Stock Options Activity Outstanding [Line Items]
Options number, Outstanding | shares	62,079,809
Options number, Exercisable | shares	40,417,309
Options number, Expected to vest | shares	21,662,500
Weighted average exercise price, Outstanding | $ / shares	$ 0.0589
Weighted average exercise price, Exercisable | $ / shares	0.0583
Weighted average exercise price, Expected to vest | $ / shares	$ 0.06
Weighted average remaining contractual life, Outstanding	8 years 18 days
Weighted average remaining contractual life, Exercisable	7 years 5 months 4 days
Weighted average remaining contractual life, Expected to vest	9 years 2 months 15 days
Aggregate intrinsic value, Outstanding | $	$ 0
Aggregate intrinsic value, Exercisable | $	0
Aggregate intrinsic value, Expected to vest | $	$ 0